UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2003
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Redstone Consulting, LLC
Address:  109 N. Post Oak Lane, Suite 200
          Houston, Tx  77024

13F File Number:  028-06367

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:  David L. Solomon
Title:  Designated Principal
Phone:  713-266-1899
Signature, Place and Date of Signing:

      David L. Solomon, Houston Texas    May 15, 2003


Report Type (Check only one):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


No.   13F File Number  Name
01    28-3226          Austin, Calvert & Flavin
02    28-5620          Brandes Investment Partners
03    28-01127       Chase Investment Counsel Corporation
04    28-3192          Davis Hamilton Jackson & Associates, L.P.
05    28-6213          Eagle Global Advisors
06    28-133            Fayez Sarofim & Co
07    28-6902          Harris, Bretail, Sullivan & Smith
08    28-2899         Jurika & Voyles, L.P.
09    28-61              Lazard Asset Management
10    28-1071         Luther King Capital Management
11    28-2397         Rittenhouse Financial Services, Inc.
12    28-3869         Rorer Asset Management, LLC
13    28-2510         Roxbury Capital Management
14    28-3968         Victory SBSF Capital Management6
15    28-05734       Sands Capital Management
16    28-03951       Simms Capital Management
17    28-10409     NorthRoad Capital Management





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          Redstone Consulting, LLC
                         109 N. Post Oak Lane, Suite 200
                            Houston, Texas 77024


                                         May 15, 2003


Securities and Exchange Commission
Washington, D.C.   20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 13-F.


Sincerely,

Redstone Consulting, LLC



David L. Solomon, Designated Principal